UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Perseus, L.L.C.
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Address:   2099 Pennsylvania Avenue, N.W., Suite 900
           Washington, D.C.  20006
           -----------------------------------------------------

Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Rodd Macklin
        ----------------------------------------------------
Title:  Chief Financial Officer, Treasurer and Secretary
        ----------------------------------------------------
Phone:  (202) 772-1481
        ----------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Rodd Macklin                Washington, D.C.           August 10, 2006
----------------------           -------------------        -------------------
    [Signature]                     [City, State]                 [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            11
                                         ------------
Form 13F Information Table Value Total:  $253,550,524
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List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                           PERSEUS 2006 13-F SECURITIES
                                                  30-JUN-2006

SOLE
                                                          30-JUN-2006
COMPANY                               TICKER    CUSIP    CLOSING PRICE    # SHARES     VALUE
Acorda Therapeutics                   ACOR    00484M106            4.17    376,558  $ 1,570,247
Allos Therapeutics.                   ALTH    019777101            3.50    312,900  $ 1,095,150
Beacon Power                          BCON     73677106  $         1.29  2,444,581  $ 3,153,509
Cardiac Science                       CSCX    14141A108  $         7.89  2,843,915  $22,438,489
                                                                                    -----------
TOTAL                                                                               $28,257,396

JOINT (WITH SOROS)
                                                          30-JUN-2006
COMPANY                               TICKER    CUSIP    CLOSING PRICE  # SHARES      VALUE
Adams Respiratory Therapeutics.       ARXT    00635P107          44.62  3,372,918  $150,499,601
Allos Therapeutics                    ALTH    019777101           3.50  1,727,300  $  6,045,550
Auxilium Pharmaceuticals              AUXL    05334D107           7.78  3,877,403  $ 30,166,195
Barrier Therapeutics                  BTRX    06850R108           6.54  2,324,734  $ 15,203,760
Bioenvision                           BIVN     0905N100           5.33    375,044  $  1,998,985
Replidyne                             RDYN    76028W107          10.38  1,368,382  $ 14,203,805
Valentis Inc                          VLTS    91913E302           3.31  2,167,744  $  7,175,233
                                                                                   ------------
TOTAL                                                                              $225,293,129


GRAND TOTAL                                                                        $253,550,525
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